Shareholder Report	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Gabelli SRI Fund, Inc.
Entity Central Index Key		0001391839
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000048071
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class AAA
Trading Symbol	SRIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class AAA	$68	0.90%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class AAA	S&P 500 Index	MSCI ACWI SRI Index
12/14	10,000	10,000	10,000
12/15	9,672	10,138	9,778
12/16	10,677	11,351	10,646
12/17	12,096	13,828	13,345
12/18	10,181	13,223	12,474
12/19	12,811	17,386	16,118
12/20	14,535	20,586	19,569
12/21	17,733	26,496	24,356
12/22	14,415	21,697	18,978
12/23	16,118	27,402	23,951
12/24	17,849	34,257	27,579

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 22,780,397	$ 22,780,397
Holdings Count | Holding	133	133
Advisory Fees Paid, Amount	$ (99,550)
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$22,780,397 Number of Portfolio Holdings133 Portfolio Turnover Rate23% Management Fees$(99,550)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.4%
BellRing Brands Inc.	3.0%
CNH Industrial NV	2.9%
Sony Group Corp.	2.9%
NextEra Energy Inc.	2.8%
S&P Global Inc.	2.6%
American Express Co.	2.3%
Nestlé SA	2.2%
ABB Ltd.	2.0%
Spectrum Brands Holdings Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the nine months ended December 31, 2024.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000048073
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class C
Trading Symbol	SRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class C	$68	0.90%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class C	The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
12/14	10,000	10,000	10,000	10,000
12/15	9,591	9,495	10,138	9,778
12/16	10,515	10,314	11,351	10,646
12/17	11,822	11,493	13,828	13,345
12/18	9,873	9,503	13,223	12,474
12/19	12,346	11,787	17,386	16,118
12/20	14,000	13,249	20,586	19,569
12/21	17,080	16,031	26,496	24,356
12/22	13,889	12,905	21,697	18,978
12/23	15,534	14,304	27,402	23,951
12/24	17,190	15,686	34,257	27,579

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 22,780,397	$ 22,780,397
Holdings Count | Holding	133	133
Advisory Fees Paid, Amount	$ (99,550)
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$22,780,397 Number of Portfolio Holdings133 Portfolio Turnover Rate23% Management Fees$(99,550)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.4%
BellRing Brands Inc.	3.0%
CNH Industrial NV	2.9%
Sony Group Corp.	2.9%
NextEra Energy Inc.	2.8%
S&P Global Inc.	2.6%
American Express Co.	2.3%
Nestlé SA	2.2%
ABB Ltd.	2.0%
Spectrum Brands Holdings Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the nine months ended December 31, 2024.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000048074
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class I
Trading Symbol	SRIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class I	$68	0.90%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class I	S&P 500 Index	MSCI ACWI SRI Index
12/14	10,000	10,000	10,000
12/15	9,696	10,138	9,778
12/16	10,735	11,351	10,646
12/17	12,187	13,828	13,345
12/18	10,281	13,223	12,474
12/19	12,977	17,386	16,118
12/20	14,713	20,586	19,569
12/21	17,954	26,496	24,356
12/22	14,596	21,697	18,978
12/23	16,323	27,402	23,951
12/24	18,070	34,257	27,579

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 22,780,397	$ 22,780,397
Holdings Count | Holding	133	133
Advisory Fees Paid, Amount	$ (99,550)
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$22,780,397 Number of Portfolio Holdings133 Portfolio Turnover Rate23% Management Fees$(99,550)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.4%
BellRing Brands Inc.	3.0%
CNH Industrial NV	2.9%
Sony Group Corp.	2.9%
NextEra Energy Inc.	2.8%
S&P Global Inc.	2.6%
American Express Co.	2.3%
Nestlé SA	2.2%
ABB Ltd.	2.0%
Spectrum Brands Holdings Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the nine months ended December 31, 2024.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000048072
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class A
Trading Symbol	SRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class A	$68	0.90%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class A	The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
12/14	10,000	10,000	10,000	10,000
12/15	9,672	9,116	10,138	9,778
12/16	10,678	9,485	11,351	10,646
12/17	12,091	10,123	13,828	13,345
12/18	10,181	8,034	13,223	12,474
12/19	12,814	9,530	17,386	16,118
12/20	14,532	10,186	20,586	19,569
12/21	17,733	11,715	26,496	24,356
12/22	14,410	8,972	21,697	18,978
12/23	16,114	9,457	27,402	23,951
12/24	17,845	9,871	34,257	27,579

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 22,780,397	$ 22,780,397
Holdings Count | Holding	133	133
Advisory Fees Paid, Amount	$ (99,550)
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$22,780,397 Number of Portfolio Holdings133 Portfolio Turnover Rate23% Management Fees$(99,550)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.4%
BellRing Brands Inc.	3.0%
CNH Industrial NV	2.9%
Sony Group Corp.	2.9%
NextEra Energy Inc.	2.8%
S&P Global Inc.	2.6%
American Express Co.	2.3%
Nestlé SA	2.2%
ABB Ltd.	2.0%
Spectrum Brands Holdings Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

On August 21, 2024, the Fund's Board of Directors approved a change of the Fund's fiscal year end to December 31. This report reflects the activity of the Fund for the nine months ended December 31, 2024.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends